Annual Fund Operating Expenses	Sep. 30, 2025
Allspring Common Stock Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Allspring Common Stock Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.22%
Allspring Common Stock Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.81%
Allspring Mid Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2027
Allspring Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	1.18%
Allspring Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Allspring Opportunity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.10%
Allspring Opportunity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.69%
Allspring SMID Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Allspring SMID Cap Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.20%
Allspring Special Mid Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2028
Allspring Special Mid Cap Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.11%
Allspring Special Mid Cap Value Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.86%